Reverse Merger Transaction and Accounting (Details Narrative)	6 Months Ended
Jun. 30, 2013
Reverse Merger Transaction And Accounting Details Narrative
Merger ratio	1 for .7268
Merger shares of common stock	10,000,000
Post merger security interest	56.00%
Post merger voting interest	44.00%